FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($)
Financial Instruments And Risk Management
Change in exchange rate risk	10.00%
Increase decrease in other comprehensive loss	$ 140,421